Tradr 2X Long PONY Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$6,561,337
TOTAL NET ASSETS — 100.0%	$6,561,337

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Pony AI, Inc.	Receive	10.65% (OBFR01* + 700bps)	At Maturity	10/13/2026	$4,957,670	$-	$(2,065,661)
Marex	Pony AI, Inc.	Receive	7.65% (OBFR01* + 400bps)	At Maturity	11/21/2026	7,152,182	-	406,282
TOTAL EQUITY SWAP CONTRACTS								$(1,659,379)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.